Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of disaggregated revenue
	Successor		Predecessor
	Year Ended December 31, 2020	Period from April 6, 2019 through December 31, 2019	Period from January 1, 2019 through April 5, 2019
Appliance sales	$40,113,568	$28,487,053	$9,784,525
Furniture sales	11,800,277	4,405,866	2,456,085
Other sales	3,219,808	1,775,193	706,291
Total	$55,133,653	$34,668,112	$12,946,901

Schedule of property and equipment useful lives
Category	Useful Life (Years)
Machinery and equipment	5
Office equipment	5
Vehicles	5